Other Current Assets and NonCurrent Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable	¥ 9,036	$ 1,243	¥ 8,887	$ 1,252		¥ 7,976
Loans to third parties	19,217	2,644	18,827
Refund receivable from supplier	2,746	378	2,746
Prepayment	43,603	6,000	42,599	6,000	[1],[2]		[1],[2]
Deposit in Escrow account			21,300	3,000	[3]		[3]
Deposits	2,091	288	1,828
Staff advances	494	68	422	59		1,178
Others	1,132	157	692	96		599
Less: Allowance for doubtful accounts	(2,353)	(324)	(2,488)	(342)		(1,435)
Other current assets	¥ 75,966	$ 10,454	¥ 94,813	$ 13,353		¥ 33,917

[1]

In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into an one-year loan agreement signed annually with Shanghai Huazhen Construction Engineering Co., Ltd (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to borrow a total loan amount of RMB12,560 (US$1,769) with free interest rate for working capital needs of SH Huazhen. As of December 31, 2023, the balance of loans to SH Huazhen is RMB12,560 (US$1,769).

In December 2023, Youguan Financial Leasing entered into a one-year loan agreement with Cao Yue, Gong Hua and He Guangquan for revolving loan quota, each quota of RMB2.4 million, pursuant to which Youguan Financial Leasing were entitled to borrow a total loan amount of RMB3,000 with free interest rate. As of this period, the loan balance is RMB3,000 (US$423).

In May 2023, U Power Limited entered into a one-year loan agreement with BITTO LTD, pursuant to which U Power Limited were entitled to borrow a total loan amount of US$460 with free interest rate for working capital needs of BITTO LTD. As of December 31, 2023, the balance of loans to BITTO LTD is U$S460.

[2]	On April 18, 2023, the Company entered into a consulting agreement with Richness Fortune Credit (HK) and prepaid for the service and the consideration for the purchase of the target company in the total amount of Six Million Dollars (US$6,000), of which the intermediary fee is US$0.5 million, and the target company is valued at US$5.5 million. Subsequently in 2024, Richness Fortune Credit (HK) is currently conducting a due diligent investigation and value assessment about a relevant target company. It is expected that the transaction will be completed before June 30, 2024.
[3]	On December 4, 2023, the Company entered into an Escrow Agreement with an escrow agent named Ortoli Rosenstadt LLP, pursuant to which upon the closing of the Offering, the Company has agreed to deposit an aggregate amount of Three Million Dollars (US$3,000) from the proceeds of the Offering to be received by the Company with the Escrow Agent in an escrow account, to be held and disbursed by the Escrow Agent pursuant to the terms and conditions of the Escrow Agreement. The funds deposited in the Escrow Account, as such amount may be released or returned pursuant to the agreement terms.